Document and Entity Information	Aug. 30, 2020
Cover [Abstract]
Entity Registrant Name	IONIS PHARMACEUTICALS INC
Amendment Flag	false
Entity Central Index Key	0000874015
Document Type	8-K
Document Period End Date	Aug. 30, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-19125
Entity Tax Identification Number	33-0336973
Entity Address, Address Line One	2855 Gazelle Court
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92010
City Area Code	(760)
Local Phone Number	931-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	true
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.001 Par Value
Trading Symbol	IONS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false